Business combinations (Subsidiary transferred from joint venture) (Detail) - Hong Kong Energy [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about business combination [line items]
Non-controlling interests	¥ 1,314,040
Fair value of pre-existing interest in subsidiaries	1,314,040
Less: Fair value of total identifiable net assets	2,628,080
Goodwill	¥ 0
A subsidiary of the Company [member]
Disclosure of detailed information about business combination [line items]
Equity interests held by non-controlling shareholder	50.00%
The other shareholder of Hong Kong Energy [member]
Disclosure of detailed information about business combination [line items]
Equity interests held by non-controlling shareholder	50.00%